Borrowings - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended
	Feb. 12, 2026	Mar. 31, 2026	Jun. 30, 2026	Feb. 28, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,306,009		$ 1,299,068
Premium Finance Agreement
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings	$ 1,600
Annual interest rate				6.424%
Borrowings			2,200
Incremental Borrowing | Secured Overnight Financing Rate | Final Maturity in February 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate		4.05%
Incremental Borrowing | Landsbankinn hf.
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings		$ 8,000
Borrowings			$ 7,900
Weighted Average
Disclosure of detailed information about borrowings [line items]
Annual interest rate			9.43%		9.58%